GS Mortgage-Backed Securities Trust 2022-PJ2 ABS-15G

Exhibit 99.3 - Schedule 7

Data Compare Summary (Total)
Run Date - 1/27/2022 9:27:43 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	185	0.00%	588
Amortization Term	0	32	0.00%	588
Amortization Type	0	32	0.00%	588
Balloon Flag	0	438	0.00%	588
Borrower First Name	0	441	0.00%	588
Borrower FTHB	0	32	0.00%	588
Borrower Last Name	0	588	0.00%	588
Borrower SSN	0	438	0.00%	588
City	0	588	0.00%	588
Contract Sales Price	0	153	0.00%	588
Decision System	0	31	0.00%	588
Doc Type	0	6	0.00%	588
Escrow Account	0	36	0.00%	588
Has FTHB	0	20	0.00%	588
Initial Rate Lock Date	0	1	0.00%	588
Investor: Qualifying Total Debt Ratio	5	588	0.85%	588
Lender	0	438	0.00%	588
Lien Position	0	32	0.00%	588
LTV Valuation Value	1	153	0.65%	588
Margin	0	6	0.00%	588
Maturity Date	0	147	0.00%	588
Mortgage Type	0	18	0.00%	588
Note Date	0	179	0.00%	588
Occupancy	0	588	0.00%	588
Original CLTV	0	588	0.00%	588
Original Interest Rate	0	441	0.00%	588
Original Loan Amount	0	588	0.00%	588
Original LTV	0	588	0.00%	588
Original Term	0	6	0.00%	588
Originator Loan Designation	0	438	0.00%	588
PITIA Reserves Months	0	202	0.00%	588
Product Description	0	438	0.00%	588
Property Type	0	588	0.00%	588
Purpose	0	588	0.00%	588
Refi Purpose	0	80	0.00%	588
Representative FICO	2	588	0.34%	588
State	0	588	0.00%	588
Street	0	441	0.00%	588
Zip	0	588	0.00%	588
Total	8	11,920	0.07%	588